GAIN (LOSS) ON ASSETS	12 Months Ended
Dec. 31, 2011
Gain (Loss ) On Assets [Abstract]
GAIN (LOSS) ON ASSETS
NOTE 15. GAIN (LOSS) ON ASSETS

Components of the gain (loss) on assets are as follows for the years ended December 31:

	2011	2010		2009
Gain on sale of securities, net	$—		$283,152		$6,883
Other than temporary impairment charge on securities	(127,750)		(428,178)		—
Gain (loss) on sale of other real estate owned, net	64,472		(10,307)		(157,350)
Gain on sale of other assets, net	8,223	96,665		—
Loss on assets, net	$(55,055)		$(58,668)		$(150,467)